Financial instruments - Movement in Level 3 portfolios - Assets (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Movement in level 3 assets
Financial assets at beginning of period	£ 781,992
Financial assets at end of period	806,478
At fair value
Movement in level 3 assets
Financial assets at beginning of period	202,880
Financial assets at end of period	201,879
At fair value | Level 3
Movement in level 3 assets
Financial assets at beginning of period	2,052	£ 1,723
Amounts recorded in the income statement	114	(122)
Amounts recorded in the statement of comprehensive income	(19)	17
Level 3 transfers in	143	470
Level 3 transfers out	(102)	(68)
Purchases/Originations	419	178
Settlements/Other decreases	(28)	(40)
Sales	(526)	(160)
Foreign exchange and other adjustments	6	(4)
Financial assets at end of period	2,059	1,994
Amounts recorded in the income statement in respect of balances held at year end - unrealised	114	(122)
At fair value | Level 3 | Trading assets
Movement in level 3 assets
Financial assets at beginning of period	1,659	1,388
Amounts recorded in the income statement	134	(125)
Level 3 transfers in	143	42
Level 3 transfers out	(101)	(68)
Purchases/Originations	352	168
Settlements/Other decreases	(28)	(36)
Sales	(526)	(156)
Foreign exchange and other adjustments	4	(1)
Financial assets at end of period	1,637	1,212
Amounts recorded in the income statement in respect of balances held at year end - unrealised	134	(125)
At fair value | Level 3 | Financial assets, other
Movement in level 3 assets
Financial assets at beginning of period	393	335
Amounts recorded in the income statement	(20)	3
Amounts recorded in the statement of comprehensive income	(19)	17
Level 3 transfers in		428
Level 3 transfers out	(1)
Purchases/Originations	67	10
Settlements/Other decreases		(4)
Sales		(4)
Foreign exchange and other adjustments	2	(3)
Financial assets at end of period	422	782
Amounts recorded in the income statement in respect of balances held at year end - unrealised	£ (20)	£ 3